EQUITY-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION

NOTE K — EQUITY-BASED COMPENSATION

Option Awards

2024 Activity

The Company granted options to acquire 108,040 shares of Common Stock of the Company at weighted average exercise price of $8.10 per share in the three months ended March 31, 2024. Generally, options have a service vesting condition of 25% cliff after 1 year and then monthly thereafter for 36 months (2.067% per month).

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the options granted:

	Three Months Ended March 31,
	2024	2023
Expected term	5.0 years	5.0 years
Risk-free interest rate	4.13%	3.59%
Dividend yield	0.00%	0.00%
Volatility	54.79%	49.94%

A summary of option activity for the three months ended March 31, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2023	2,430,900	$4.19	$—	—
Granted	108,040	$8.10	$4.18	—
Outstanding as of March 31, 2024	2,538,940	$4.31	$2.19	9.01
Vested and expected to vest as of March 31, 2024	2,538,940	$4.31	$2.19	9.01
Exercisable as of March 31, 2024	1,850,748	$3.89	$1.90	8.95

The aggregate intrinsic value of options outstanding and options exercisable as of March 31, 2024 was $6,877,823 and $5,534,006, respectively. At March 31, 2024, future stock-based compensation for options granted and outstanding of $1,802,591 will be recognized over a remaining weighted-average requisite service period of 3.28 years.

The Company recorded stock-based compensation expense related to options of $406,980 and $2,381,010 in the three months ended March 31, 2024 and 2023, respectively, to the accompanying statements of operations.

Warrant Awards

There were 3,750,000 warrants granted to AFG in the three months ended March 31, 2024 at a weighted average exercise price of $10.00 per share (Note J). There were 30,657 warrants exercised in the three months ended March 31, 2024 at a weighted average exercise price of $0.38 per share. As of March 31, 2024, there were 4,749,370 warrants outstanding at a weighted average exercise price of $8.54 per share, with expiration dates ranging from August 2029 to June 2033. There were 27,010 warrants granted during the three months ended March 31, 2023 at a weighted average exercise price of $3.71 per share. The Company recorded $61,691 stock-based compensation expense related to warrants for the three months ended three months ended March 31, 2023. There was no such expense during the three months ended March 31, 2024.

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the warrants granted:

	Three Months Ended March 31,
	2024	2023
Expected term	3 years	10 years
Risk-free interest rate	4.46%	3.74%
Dividend yield	0.00%	0.00%
Volatility	55.14%	45.86%

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Three Months Ended March 31,
	2024	2023
General and administrative	$334,049	$2,442,701
Research and development	72,931	—
	$406,980	$2,442,701

Stock-based compensation capitalized as part of capitalized software costs for the three months ended March 31, 2024 were $291,725. No stock-based compensation costs were capitalized during the three months ended March 31, 2023.

NOTE K - EQUITY-BASED COMPENSATION

Option Awards

2023 Activity

The Company granted options to acquire 2,239,129 shares of common stock of the Company at a weighted average exercise price of $4.55 per share in the year ended December 31, 2023. Generally, options have a service vesting condition of 25% cliff after 1 year and then monthly thereafter for 36 months (2.067% per month).

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the options granted:

Year Ended December 31,
2023
Expected term	5.39 years
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%

A summary of option activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2022	270,100	$0.37	$0.22	8.75
Granted	2,239,129	$4.55	$2.30
Forfeited	(10,804)	$3.70
Exercised	(67,525)	$0.37
Outstanding as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Vested and expected to vest as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Exercisable as of December 31, 2023	1,602,762	$3.70	$1.81	9.15

The intrinsic value of the options exercised during the year ended December 31, 2023 was $225,000. There was no intrinsic value for the options exercised during the year ended December 31, 2022 The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2023 were $9,516,700 and $7,042,448, respectively. At December 31, 2023, future stock-based compensation for options granted and outstanding of $2,110,824 will be recognized over a remaining weighted-average requisite service period of 3.5 years.

2022 Activity

There was no 2022 option grant activity.

The Company recorded stock-based compensation from option grants of $3,066,342 and $18,750 in the years ended December 31, 2023 and 2022, respectively. Stock-based compensation capitalized as part of capitalized software costs for the year ended December 31, 2023 were $61,458, and $3,004,884 were expensed in the accompanying statements of operations. No stock-based compensation costs were capitalized during the year ended December 31, 2022.

Warrant Awards

There were 810,300 warrants granted in the year ended December 31, 2023 at a weighted average exercise price of $3.70 per share with expiration dates ranging from February to June 2033. There were 135,050 warrants exercised in the year ended December 31, 2023 at a weighted average exercise price of $0.37 per share. As of December 31, 2023, there were 1,039,885 warrants outstanding at a weighted average exercise price of $2.96 per share, with expiration dates ranging from August 2029 to June 2033. There were no warrants granted during the year ended December 31, 2022. There were 310,615 warrants exercised during the year ended December 31, 2022. The Company recorded $1,873,771 and $0 stock-based compensation expense related to warrants for the years ended December 31, 2023 and 2022, respectively.

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the warrants granted:

Year Ended December 31,
2023
Expected term	10 years
Risk-free interest rate	3.53%
Dividend yield	0.00%
Volatility	47.44%

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Year Ended December 31,
	2023	2022
General and administrative	$4,846,867	$18,750
Research and development	31,788	-
	$4,878,655	$18,750